Revenues and Cost of Services (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Revenues and Cost of Services [Line Items]
Breakdown of Revenue From Contracts With Customers Per Type of Service

The breakdown of revenue from contracts with customers per type of service is as follows:

	2024	2023	2022
Transaction revenues (i)	739,919	637,053	415,444
Other revenues (ii)	6,055	13,298	3,481
Revenues from payment processing	745,974	650,351	418,925
Cost of services	(451,301)	(373,492)	(216,758)
Gross profit	294,673	276,859	202,167

(i)
Transaction revenues consist of processing, foreign exchange, installment, advances granted to merchants, chargebacks, refunds, advances granted to merchants and other transactional fees as described in note 2.15. These fees are recognized as revenue at a point in time when a payment transaction, or its reversal in the case of chargebacks and refunds, has been processed.
(ii)
Other revenues are mainly comprised of minor fees, such as smart defense, issuing, minimum monthly and small transfer fees.

Summary of Cost of Services

Cost of services are comprised of the following:

	2024	2023	2022
Processing costs (i)	427,127	356,295	206,223
Hosting expenses (ii)	7,723	6,235	4,331
Amortization of intangible assets (iii)	13,413	8,710	4,793
Salary and wages (iv)	3,038	2,252	1,411
Total	451,301	373,492	216,758

(i)
Include fees from financial institutions (e.g., banks, local acquirers or payment methods) charged the Group, typically as percentage of the transaction value (but in certain cases, as a fixed fee in the case of pay-outs in relation to payment processing, cash advances, installment payments and merchant advances finance cost). Such fees vary by financial institution and typically depend on the settlement period contracted with such institution, the payment method used and the type of product (e.g., pay-in or a pay-out). These fees also include conversion and expatriation or repatriation costs charged by banks and brokers and the corresponding hedging results. For further details related to the effect of hedging results see Note 22. Derivative financial instruments
(ii)
Expenses related to hosting services for the Group’ s payment platform.
(iii)
Represents the amortization of capitalized internally generated software (i.e., dLocal’ s payment platform). For further detail refer to Note 20: Intangible Assets.
(iv)
Consist of salaries and wages of the operations department directly involved in the day-to-day operations. For further detail refer to Note 9: Employee Benefits.